Cover	Jul. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2025
Entity File Number	001-41765
Entity Registrant Name	MIRA PHARMACEUTICALS, INC.
Entity Central Index Key	0001904286
Entity Tax Identification Number	85-3354547
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1200 Brickell Avenue
Entity Address, Address Line Two	Suite 1950 #1183
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(786)
Local Phone Number	432-9792
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MIRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable